January 4, 2010

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

RE:	The Dreyfus/Laurel Funds, Inc.
-Dreyfus Core Equity Fund

File No: 811-5202; 33-16338

Dear Sir/Madam,

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 114 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 22, 2009.

     Please address any comments or questions to the attention of the undersigned at (212) 922-8297.

Sincerely,

/s/ Tanya Philepoua
Tanya Philepoua,
Legal Assistant